SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) Item	Dec. 31, 2015 USD ($) Item	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Cash equivalents
Number of operating segment | Item	1	1
Allowance for doubtful accounts	$ 30,000	$ 4,340
Bad debt expense		24,185
Shipping and handling costs		1,013
Advertising Costs		$ 16,500	$ 304
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	3 years
Estimated useful life		10 years
Equity Method Investments, Percentage	20.00%	20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years	5 years
Estimated useful life		20 years
Equity Method Investments, Percentage	50.00%	50.00%